Regulation and Rates - Schedule of Power Cost Adjustment Mechanism (Details) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		$ (7,584)	$ 71,428	$ 42,000	$ 199,667	$ 127,152
Annual Power Cost Variability, Interest		53	247		4,453	3,872
Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					17,000
Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		(7,637)	17,000			17,000
Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					23,000
Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		0	23,000			23,000
Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		0	31,181		155,214	83,280
Under-collection | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount	$ 3,100
Companys share | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		(7,637)	31,618		44,021	36,828
Annual Power Cost Variability, Interest		0	0		0	0
Companys share | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					17,000
Companys share | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		(7,637)	17,000			17,000
Companys share | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					11,500
Companys share | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		0	11,500			11,500
Companys share | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		$ 0	$ 3,118		$ 15,521	$ 8,328
Companys share | Over-collection | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					1
Companys share | Over-collection | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		1	1			1
Companys share | Over-collection | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0.35
Companys share | Over-collection | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.35	0.35			0.35
Companys share | Over-collection | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.10	0.10		0.10	0.10
Companys share | Under-collection | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					1
Companys share | Under-collection | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		1	1			1
Companys share | Under-collection | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0.50
Companys share | Under-collection | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.50	0.50			0.50
Companys share | Under-collection | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.10	0.10		0.10	0.10
Customer's share | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		$ 53	$ 39,810		$ 155,646	$ 90,324
Annual Power Cost Variability, Interest		53	247		4,453	3,872
Customer's share | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					0
Customer's share | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		0	0			0
Customer's share | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount					11,500
Customer's share | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		0	11,500			11,500
Customer's share | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability, Amount		$ 0	$ 28,063		$ 139,693	$ 74,952
Customer's share | Over-collection | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0
Customer's share | Over-collection | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0	0			0
Customer's share | Over-collection | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0.65
Customer's share | Over-collection | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.65	0.65			0.65
Customer's share | Over-collection | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.90	0.90		0.90	0.90
Customer's share | Under-collection | Range 1
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0
Customer's share | Under-collection | Range 1 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0	0			0
Customer's share | Under-collection | Range 2
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability					0.50
Customer's share | Under-collection | Range 2 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.50	0.50			0.50
Customer's share | Under-collection | Range 3 | Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Annual Power Cost Variability		0.90	0.90		0.90	0.90